TUTTLE LONG CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 40.2%
	ADVERTISING & MARKETING - 3.4%
242	Trade Desk, Inc. (The), Class A(a)	$ 16,959

	ASSET MANAGEMENT - 3.1%
300	Charles Schwab Corporation (The)	15,807

	AUTOMOTIVE - 4.1%
101	Tesla, Inc.(a)	20,597

	ELECTRIC UTILITIES - 2.0%
124	American Electric Power Company, Inc.	10,307

	ELECTRICAL EQUIPMENT - 3.1%
526	Vontier Corporation	15,591

	INTERNET MEDIA & SERVICES - 5.5%
1,227	Lyft, Inc.(a)	11,068
63	Meta Platforms, Inc., Class A(a)	16,677
		27,745
	METALS & MINING - 6.0%
403	Agnico Eagle Mines Ltd.	20,464
700	Triple Flag Precious Metals Corporation	9,940
		30,404
	SEMICONDUCTORS - 5.6%
144	Advanced Micro Devices, Inc.(a)	17,022
100	QUALCOMM, Inc.	11,341
		28,363
	SOFTWARE - 4.4%
742	Palantir Technologies, Inc., Class A(a)	10,915
68	Snowflake, Inc.(a)	11,244
		22,159
	TECHNOLOGY HARDWARE - 3.0%
86	Apple, Inc.	15,244

TUTTLE LONG CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Fair Value
TOTAL COMMON STOCKS (Cost $185,337)	$ 203,176

TOTAL INVESTMENTS - 40.2% (Cost $185,337)	$ 203,176
OTHER ASSETS IN EXCESS OF LIABILITIES- 59.8%	301,655
NET ASSETS - 100.0%	$ 504,831

LTD	- Limited Company

(a)	Non-income producing security.